Goodwill and Intangible Assets Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended			12 Months Ended
	Jun. 27, 2011	Dec. 31, 2011	Dec. 25, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Mar. 26, 2011 Sharp's Brewery Ltd. in U.K.	Dec. 31, 2011 Brands years	Dec. 25, 2010 Brands years	Dec. 31, 2011 Distribution rights years	Dec. 25, 2010 Distribution rights years	Dec. 31, 2011 Patents and technology and distribution channels years	Dec. 25, 2010 Patents and technology and distribution channels years	Dec. 31, 2011 Land use rights and other years	Dec. 25, 2010 Land use rights and other years	Dec. 31, 2011 Distribution networks	Dec. 25, 2010 Distribution networks	Dec. 31, 2011 Other	Dec. 25, 2010 Other	Dec. 31, 2011 MC Si Hai
Details of intangible assets, other than goodwill:
Percentage Of Fair Value Exceeding Carrying Value																			4.00%
Total Gross		$ 5,028.7	$ 5,061.9
Total Net		4,586.0	4,655.1
Intangible assets subject to amortization:
Gross							316.9	297.3	342.0	345.8	34.9	34.6	6.5	6.2
Accumulated amortization		(442.7)	(406.8)				(179.0)	(159.6)	(234.0)	(221.6)	(28.9)	(25.5)	(0.8)	(0.1)
Net							137.9	137.7	108.0	124.2	6.0	9.1	5.7	6.1
Intangible assets not subject to amortization:
Indefinite-lived intangible assets							3,322.4	3,359.2							990.5	1,003.3	15.5	15.5
Useful Life, Minimum (in years)							3	3	2	2	3	3	2	2
Useful Life, Maximum (in years)							40	40	23	23	10	10	42	42
Changes in the gross carrying amounts of intangibles						20.4
Impairment charge associated with Molson brands intangible asset	0
Goodwill, Impaired, Accumulated Impairment Loss	$ 0	$ 0	$ 0
Discount Rates Use for Indefinate Lived Intangible Assets				9.00%	15.00%